Note 9 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31, 2022	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$451,970	$163,913	$288,057
Franchise rights	53,702	36,919	16,783
Trademarks and trade names	29,424	18,705	10,719
Management contracts and other	120,335	67,443	52,892
	$655,431	$286,980	$368,451
	Gross
December 31, 2021	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$436,034	$133,566	$302,468
Franchise rights	47,536	33,320	14,216
Trademarks and trade names	29,729	18,126	11,603
Management contracts and other	108,359	54,539	53,820
	$621,658	$239,551	$382,107

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer relationships	$15,398	10.0
Management Contracts and other	12,803	5.5
	$28,201	8.0

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2023	$45,644
2024	43,534
2025	42,622
2026	41,121
2027	40,174